Share-Based Compensation - Information About Options to Purchase Common Stock Under The 2021 Plan (Details) - $ / shares			1 Months Ended					9 Months Ended	12 Months Ended
	May 19, 2023	May 10, 2023	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation
Number of Options								116,425	68,800
Stock Option and Incentive Plan 2021
Share-Based Compensation
Number of Options	115,000	1,425	32,600	12,125	1,425	9,700	12,950
Exercise Price Per Share	$ 5.67	$ 5.97	$ 10.20	$ 21.40	$ 24.80	$ 42.40	$ 49.00